NET INCOME PER SHARE (Details) - USD ($)		12 Months Ended
		Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Numerator:
Net income attributable to TAL Education Group shareholders		$ 102,878,518	$ 67,156,575	$ 60,605,772
Eliminate the dilutive effect of interest expense of the bond payable	[1]	7,499,323	0	0
Numerator for diluted net income per share		$ 110,377,841	$ 67,156,575	$ 60,605,772
Denominator:
Weighted average shares outstanding - Basic		160,109,169	158,381,576	156,726,994
Denominator for diluted net income per share		183,056,255	163,589,649	159,444,928
Effect of dilutive securities:
Dilutive effect of non-vested shares and options	[2]	5,447,276	5,208,073	2,717,934
Dilutive effect of the bond payable	[1]	17,499,810	0	0
Net income per common share attributable to TAL Education Group shareholders-basic	[3]	$ 0.64	$ 0.42	$ 0.39
Net income per common share attributable to TAL Education Group shareholders-diluted		$ 0.60	$ 0.41	$ 0.38

[1]	As disclosed in Note 12, the Company issued the Bond on May 21, 2014. For the year ended February 28, 2015, 13,616,291 common shares resulting from the assumed conversion of bond payable were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.
[2]	For the years ended February 28, 2014, 2015 and February 29, 2016, 918,100, 1,976,750 and 1,421,576, non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.
[3]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.